Principal Audit Fees and Services (Details) - Schedule of Statutory Auditor Performed Additional Activities € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Schedule of Statutory Auditor Performed Additional Activities [Abstract]
Audit fee for statutory and consolidated financials	$ 408	€ 378	$ 239	€ 226	$ 182	€ 155
Other audit fees			191	180	183	156
Audit related and other services	40	37	42	39	17	14
Total	$ 448	€ 415	$ 472	€ 445	$ 382	€ 325